Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date
	Total, December 31, 2017	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$246,082	-	$246,082	-
	Fair Value Measurement at Reporting Date
	Total, June 30, 2018	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$103,866	-	$103,866	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2017	June 30, 2018
Interest rate contracts	Current liabilities - Derivative	229,451	60,210
Interest rate contracts	Long-term liabilities - Derivative	16,631	43,656
Total derivative liabilities		246,082	103,866

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2017	Six Months Ended June 30, 2018
Interest rate – Fair value	(Loss) / gain on derivative, net	(31,351)	142,216
Interest rate contracts - Realized gain	(Loss) / gain on derivative, net	2,298	(137,062)
Total (loss) / gain on derivative		(29,053)	5,154